Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (16,315)	$ (28,826)	$ 77,775	$ 24,202	$ (405,017)	$ 56,836	$ 57,355
Unrealized foreign currency translation gains (losses)									(194)	241	87
Change in fair value of available-for-sale investment									1,222	(224)	(126)
Unrealized gains (losses) on derivatives for the period									(16,928)	38,903	28,709
(Gains) reclassified from OCI into net income									(17,293)	(44,824)	(5,805)
Unrealized gains (losses) on derivatives									(34,221)	(5,921)	22,904
Actuarial gains (losses) for the period									189	(3,846)	(6,661)
Amortization included in pension cost, net of tax									789	1,000	1,095
Defined benefit pension and severance plans									978	(2,846)	(5,566)
Other comprehensive income (loss) of investments in and accounts with subsidiaries									0	0	0
Comprehensive income (loss)									(437,232)	48,086	74,654
Parent Company [Member]
Net income (loss)									(405,017)	56,836	57,355
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									1,222	(224)	(126)
Unrealized gains (losses) on derivatives for the period									0	0	0
(Gains) reclassified from OCI into net income									0	0	0
Unrealized gains (losses) on derivatives									0	0	0
Actuarial gains (losses) for the period									0	0	0
Amortization included in pension cost, net of tax									0	0	0
Defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in and accounts with subsidiaries									(33,437)	(8,526)	17,425
Comprehensive income (loss)									(437,232)	48,086	74,654
Subsidiary Issuer [Member]
Net income (loss)									(223,614)	(104,978)	106,539
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
(Gains) reclassified from OCI into net income									0	0	0
Unrealized gains (losses) on derivatives									0	0	0
Actuarial gains (losses) for the period									(898)	(3,777)	164
Amortization included in pension cost, net of tax									374	224	144
Defined benefit pension and severance plans									(524)	(3,553)	308
Other comprehensive income (loss) of investments in and accounts with subsidiaries									(32,913)	(4,973)	17,117
Comprehensive income (loss)									(257,051)	(113,504)	123,964
Guarantor Subsidiaries [Member]
Net income (loss)									(167,985)	(28,552)	28,538
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
(Gains) reclassified from OCI into net income									0	0	0
Unrealized gains (losses) on derivatives									0	0	0
Actuarial gains (losses) for the period									0	0	0
Amortization included in pension cost, net of tax									0	0	0
Defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in and accounts with subsidiaries									0	0	0
Comprehensive income (loss)									(167,985)	(28,552)	28,538
Non-Guarantor Subsidiaries [Member]
Net income (loss)									(46,263)	8,401	19,648
Unrealized foreign currency translation gains (losses)									(194)	241	87
Change in fair value of available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									(16,928)	38,903	28,709
(Gains) reclassified from OCI into net income									(17,293)	(44,824)	(5,805)
Unrealized gains (losses) on derivatives									(34,221)	(5,921)	22,904
Actuarial gains (losses) for the period									1,087	(69)	(6,825)
Amortization included in pension cost, net of tax									415	776	951
Defined benefit pension and severance plans									1,502	707	(5,874)
Other comprehensive income (loss) of investments in and accounts with subsidiaries									0	0	0
Comprehensive income (loss)									(79,176)	3,428	36,765
Consolidation, Eliminations [Member]
Net income (loss)									437,862	125,129	(154,725)
Unrealized foreign currency translation gains (losses)									0	0	0
Change in fair value of available-for-sale investment									0	0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
(Gains) reclassified from OCI into net income									0	0	0
Unrealized gains (losses) on derivatives									0	0	0
Actuarial gains (losses) for the period									0	0	0
Amortization included in pension cost, net of tax									0	0	0
Defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in and accounts with subsidiaries									66,350	13,499	(34,542)
Comprehensive income (loss)									$ 504,212	$ 138,628	$ (189,267)